Derivatives and hedging activities (Details 4) (CHF) In Billions	Jun. 30, 2011	Dec. 31, 2010
Contingent credit risk
Current net exposure	14.2	17.5
Collateral posted	13.5	15.0
Additional collateral required in a one-notch downgrade event	1.9	2.1
Additional collateral required in a two-notch downgrade event	3.7	4.0
Bilateral counterparties
Contingent credit risk
Current net exposure	11.7	14.6
Collateral posted	11.6	13.0
Additional collateral required in a one-notch downgrade event	0.1	0.2
Additional collateral required in a two-notch downgrade event	0.3	0.4
Special purpose entities
Contingent credit risk
Current net exposure	1.9	2.1
Collateral posted	1.9	2.0
Additional collateral required in a one-notch downgrade event	1.6	1.8
Additional collateral required in a two-notch downgrade event	2.9	3.2
Accelerated terminations
Contingent credit risk
Current net exposure	0.6	0.8
Additional collateral required in a one-notch downgrade event	0.2	0.1
Additional collateral required in a two-notch downgrade event	0.5	0.4